Financial Assets - Summary of Loans Maturity (Detail) - CNY (¥)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Loans		¥ 598,833,000,000	¥ 669,906,000,000
Impairment		0	1,376,000,000	¥ 0
Net value	[1]	596,490,000,000	666,087,000,000
Impairment [member]
Disclosure of financial assets [line items]
Impairment		(2,343,000,000)	(3,819,000,000)
Within one year [member]
Disclosure of financial assets [line items]
Loans		307,396,000,000	348,940,000,000
After one year but within five years [member]
Disclosure of financial assets [line items]
Loans		180,686,000,000	182,493,000,000
After five years but within ten years [member]
Disclosure of financial assets [line items]
Loans		97,081,000,000	106,319,000,000
After ten years [member]
Disclosure of financial assets [line items]
Loans		¥ 13,670,000,000	¥ 32,154,000,000

[1]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.